CAPITAL STOCK - Additional Information, Stock Option Valuation Assumptions (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value	$ 33.7	$ 72.0	$ 69.1
Stock options vesting period	4 years
Fair value assumption for stock options, historical volatility expected life	5 years 3 months
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options term	10 years
Stock options vesting period	4 years